Form N-23C- I
                                  -------------
               SECURITIES AND EXCHANGE COMMISSION Washington, D.C.
                              [Release No. IC-78.]

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              STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES P URSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

                       (see rules and instructions on back
              of this form. If acknowledgment is desired, file this
                    form with the Commission in triplicate.)


REPORT FOR CALENDAR MONTH ENDING:    APRIL 30, 2001
                                     --------------


               Orbitex Life Sciences and Biotechnology Fund, Inc.


--------------------- ------------------ ------------------- ------------------ ------------------- ----------------------------
                                                                                Approximate Asset
                                                                                     Value or
                                                                                approximate asset
                                          Number of Shares                         coverage per        Name of Seller or of
    Date of each       Identification        Purchased                           share at time of         Seller's Broker
    Transaction          of Security                          Price per Share        purchase
--------------------- ------------------ ------------------- ------------------ ------------------- ----------------------------
      4/12/01             68556M106                 961.538       $17.00                $16,346.15  Janney Mongomery Scott
--------------------- ------------------ ------------------- ------------------ ------------------- ----------------------------
      4/12/01             68556M106                  51.791       $17.00                   $880.45  CIBC World Markets
--------------------- ------------------ ------------------- ------------------ ------------------- ----------------------------
      4/12/01             68556M106                3529.412       $17.00                $60,000.00  CIBC World Markets
--------------------- ------------------ ------------------- ------------------ ------------------- ----------------------------
      4/12/01             68556M106                1035.626       $17.00                $17,605.64  First Clearing Corp.
--------------------- ------------------ ------------------- ------------------ ------------------- ----------------------------
      4/12/01             68556M106                1078.981       $17.00                $18,342.68  LPL Financial
--------------------- ------------------ ------------------- ------------------ ------------------- ----------------------------
      4/12/01             68556M106                 423.529       $17.00                 $7,200.00  First Clearing Corp.
--------------------- ------------------ ------------------- ------------------ ------------------- ----------------------------

--------------------- ------------------ ------------------- ------------------ ------------------- ----------------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ----------------------------
TOTAL                                              7080.877                           $ 120,374.92
--------------------- ------------------ ------------------- ------------------ ------------------- ----------------------------




REMARKS:


                                ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND, INC.
                                ------------------------------------------------
                                                   Name of Registrant

                                By:   KEITH D. KEMP
                                   ---------------------------------------------
                                         (Name)

                                  VP - ASSISTANT TREASURER
                                  ----------------------------------------------
                                        (Title)

Date of Statement:    4/20/01
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